QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.9%
COMMUNICATION SERVICES – 8.3%
Alphabet, Inc., Class A*	1,056	$147,946
Meta Platforms, Inc., Class A*	1,625	633,977
Netflix, Inc.*	945	533,084
		1,315,007
CONSUMER DISCRETIONARY – 9.1%
Amazon.com, Inc.*	3,607	559,806
Deckers Outdoor Corp.*	222	167,328
Lululemon Athletica, Inc.*	351	159,291
MercadoLibre, Inc.*	108	184,876
Tesla, Inc.*	1,937	362,781
		1,434,082
ENERGY – 3.1%
Canadian Natural Resources Ltd.	2,513	160,807
Marathon Petroleum Corp.	1,008	166,925
Phillips 66	1,141	164,657
		492,389
FINANCIALS – 12.4%
Apollo Global Management, Inc.	1,563	156,925
Blackstone, Inc.	1,163	144,735
CME Group, Inc.	804	165,495
KKR & Co., Inc.	2,016	174,545
Mastercard, Inc., Class A	675	303,230
Moody's Corp.	350	137,214
Progressive Corp. (The)	1,162	207,127
S&P Global, Inc.	411	184,272
UBS Group AG	6,361	190,258
Visa, Inc., Class A	1,125	307,418
		1,971,219
HEALTH CARE – 11.1%
Amgen, Inc.	802	252,037
Eli Lilly & Co.	1,245	803,784
Molina Healthcare, Inc.*	448	159,685
UnitedHealth Group, Inc.	601	307,556
Vertex Pharmaceuticals, Inc.*	555	240,526
		1,763,588
INDUSTRIALS – 5.0%
Cintas Corp.	252	152,352
Eaton Corp. PLC	779	191,696
General Electric Co.	1,728	228,822
Uber Technologies, Inc.*	3,439	224,463
		797,333
INFORMATION TECHNOLOGY – 50.9%
Adobe, Inc.*	874	539,940
Advanced Micro Devices, Inc.*	2,988	501,058
Apple, Inc.	4,513	832,197
Applied Materials, Inc.	1,043	171,365
Arista Networks, Inc.*	1,111	287,393
Broadcom, Inc.	655	772,900
Cadence Design Systems, Inc.*	442	127,499

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)

Crowdstrike Holdings, Inc., Class A*	420	$122,850
Fair Isaac Corp.*	135	161,842
Intel Corp.	4,421	190,457
Intuit, Inc.	248	156,570
KLA Corp.	215	127,719
Lam Research Corp.	186	153,482
Micron Technology, Inc.	1,275	109,331
Microsoft Corp.	3,601	1,431,685
NVIDIA Corp.	2,279	1,402,200
Palo Alto Networks, Inc.*	1,008	341,218
ServiceNow, Inc.*	532	407,193
Shopify, Inc., Class A*	1,394	111,618
Synopsys, Inc.*	241	128,537
		8,077,054
TOTAL COMMON STOCKS
(Cost $14,446,193)		15,850,672

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	23,840	23,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,840)		23,840
TOTAL INVESTMENTS – 100.1%
(Cost $14,470,033)		15,874,512
Liabilities in Excess of Other Assets – (0.1%)		(6,456)
TOTAL NET ASSETS – 100.0%		$15,868,056

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.